Due to banks and correspondents - Disclosure of detail maturities due to banks and correspondents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	S/ 9,025,930	S/ 7,100,646	S/ 8,522,849
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	0	2,433,459
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	4,852,495	1,888,657
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	1,185,753	1,331,489
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	1,373,363	138,499
2027 onwards
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	S/ 1,614,319	S/ 1,308,542